OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Apex Credit CLO 2019 Ltd.
CLO secured notes - Class FRR(3)(17), 14.33% (SOFR + 10.45%, due July 18, 2037)	07/31/2024	$ 2,775,000	$ 2,351,287	$ 1,951,935

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(17), 10.10% (SOFR + 6.21%, due April 20, 2030)	01/19/2022	837,000	813,869	727,520

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(17), 12.31% (SOFR + 8.47%, due July 30, 2030)	11/18/2019	8,500,000	7,319,365	510,000

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(17), 10.30% (SOFR + 6.41%, due October 20, 2030)	11/09/2022	4,750,000	4,148,088	4,047,950

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(17), 12.17% (SOFR + 8.26%, due October 15, 2030)	08/03/2021	4,375,000	3,994,855	1,642,375

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(6)(17), 12.40% (SOFR + 8.51%, due October 20, 2029)	04/20/2022	2,512,133	2,307,436	1,256,066

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(10)(17)(20), 0.00% (due January 15, 2030)	01/07/2022	3,414,084	3,142,208	322,290

Octagon Investment Partners 36, Ltd.
CLO secured notes - Class F(3)(17), 11.92% (SOFR + 8.01%, due April 15, 2031)	09/08/2023	1,600,000	1,124,379	968,800

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(10)(17), 12.49% (SOFR + 8.60%, due October 20, 2031)	06/16/2023	1,179,958	870,167	235,402

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6)(17), 12.25% (SOFR + 8.36%, due July 18, 2031)	05/25/2022	1,520,887	1,225,380	95,360

Total Structured Finance - Debt Investments			$ 27,297,034	$ 11,757,698	0.78%
Total Collateralized Loan Obligation - Debt Investments			$ 27,297,034	$ 11,757,698	0.78%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.82%, maturity April 15, 2035)	03/03/2023	29,800,000	12,038,985	4,685,468

AGL CLO 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.79%, maturity July 22, 2038)	03/28/2025	37,157,500	37,692,576	30,840,725

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 19.60%, maturity October 17, 2038)	08/25/2021	15,116,763	7,947,971	7,256,046

AIMCO CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.19%, maturity July 22, 2037)	01/09/2025	30,849,600	19,167,599	15,424,800

AIMCO CLO 26, Ltd.
CLO preferred shares(4)(7), (Estimated yield 16.73%, maturity March 19, 2027)	09/26/2024	11,125,000	11,125,000	11,125,000

AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 16.02%, maturity April 20, 2037)	04/25/2023	20,518,400	13,313,901	10,874,752

Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.47%, maturity July 21, 2037)	04/25/2025	13,147,000	6,901,796	5,916,150

Allegro CLO XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.82%, maturity July 20, 2038)	05/21/2025	15,623,220	7,601,160	6,796,101

ALM VII(R), Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.57%, maturity January 15, 2036)	09/05/2024	28,480,000	8,115,616	4,692,213

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	-

AMMC CLO XII, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 10, 2030)	09/10/2021	24,350,000	2,391,141	-

AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 17.99%, maturity October 15, 2038)	04/27/2022	22,569,100	15,357,457	13,315,769

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 13, 2031)	08/13/2020	12,150,000	489,313	88,695

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 28, 2031)	05/20/2019	9,000,000	511,015	41,400

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	07/16/2019	27,316,000	734,817	54,632

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.10%, maturity February 15, 2038)	06/04/2021	40,911,000	24,865,068	18,000,840

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 25, 2031)	03/14/2018	$ 12,420,000	$ 2,100,012	$ 1,242

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.79%, maturity July 18, 2037)	05/13/2019	17,500,000	11,047,074	3,413,618

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.94%, maturity January 25, 2038)	10/27/2020	4,500,000	1,913,899	796,096

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 24.96%, maturity January 22, 2038)	06/24/2022	14,986,100	5,761,441	5,844,579

Apidos CLO XX
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity July 16, 2031)	03/19/2025	16,400,000	1,149,117	2,218,920

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 19.56%, maturity April 15, 2033)	04/01/2022	5,000,000	2,604,833	2,407,500

Apidos CLO LI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.59%, maturity January 20, 2037)	12/18/2024	16,000,000	13,914,227	11,760,000

Ares CLO Warehouse 2025-1 Ltd.
Subordinated warehouse notes(4)(7), (Estimated yield 21.00%, maturity July 10, 2027)	08/12/2025	8,900,000	8,900,000	8,900,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.90%, maturity October 28, 2034)	03/06/2019	27,871,690	11,580,841	6,515,523

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030)	09/13/2022	7,000,000	-	23,800

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 15, 2030)	02/12/2019	33,500,000	1,655,693	1,132,300

Ares XL CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2029)	11/30/2017	41,274,000	587,887	668,639

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 22, 2028)	06/23/2021	21,910,000	2,641,390	205,954

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.93%, maturity April 15, 2034)	12/15/2023	111,500,000	30,040,679	19,819,298

Ares XLVI CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	01/25/2022	6,400,000	207,478	66,560

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.71%, maturity October 22, 2037)	08/19/2022	16,650,000	4,220,563	2,851,362

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.44%, maturity October 25, 2038)	08/22/2022	38,207,700	18,497,490	12,583,943

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.90%, maturity April 20, 2037)	08/25/2021	13,000,000	9,109,086	4,649,678

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.12%, maturity January 25, 2038)	10/31/2022	26,046,000	19,301,477	18,896,199

Ares Loan Funding II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.94%, maturity October 20, 2038)	11/06/2025	7,101,675	5,779,878	5,515,323

Ares Loan Funding VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.95%, maturity October 22, 2037)	08/16/2024	40,000,000	29,512,313	22,327,464

Ares Loan Funding VIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.58%, maturity January 24, 2038)	12/19/2024	56,782,000	41,949,848	36,043,053

Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.80%, maturity March 31, 2038)	03/03/2025	13,750,000	9,989,298	8,999,798

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.74%, maturity October 20, 2034)	09/20/2021	6,000,000	3,564,965	1,860,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.77%, maturity January 18, 2035)	04/21/2022	6,000,000	3,484,971	1,800,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 9.26%, maturity July 16, 2037)	09/17/2019	23,394,737	12,113,414	7,486,316

Barings CLO Ltd. 2019-III
CLO subordinated notes(5)(7), (Estimated yield 18.55%, maturity January 20, 2036)	05/28/2025	30,726,502	14,333,737	12,493,396

BBAM US CLO I, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.56%, maturity March 30, 2038)	05/16/2025	18,500,000	12,489,918	10,558,388

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2030)	07/22/2020	$ 9,644,700	$ 1,350,005	$ 41,472

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.92%, maturity November 15, 2030)	08/18/2020	9,897,500	2,446,128	494,875

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 30, 2030)	01/14/2020	9,000,000	56,725	45,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 25, 2030)	06/11/2020	23,825,000	2,653,501	552,740

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.94%, maturity April 19, 2034)	04/16/2024	18,194,883	10,391,475	6,368,209

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.37%, maturity April 20, 2035)	03/23/2022	10,700,000	8,750,987	4,280,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2030)	02/13/2020	27,980,000	7,390,102	279,800

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2031)	09/29/2021	14,500,000	613,456	21,750

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2031)	03/27/2019	7,134,333	896,775	82,045

Carlyle Global Market Strategies CLO 2016-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.44%, maturity July 20, 2034)	06/10/2025	35,445,614	5,415,049	6,734,667

Carlyle US CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.32%, maturity January 20, 2038)	08/04/2023	28,783,404	15,634,975	13,240,366

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 8.75%, maturity January 25, 2035)	10/21/2020	14,558,333	9,177,394	6,187,292

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.40%, maturity October 15, 2038)	08/24/2021	52,839,500	34,255,725	25,362,960

Carlyle US CLO 2021-11, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.07%, maturity July 25, 2039)	09/11/2024	35,949,200	17,635,765	12,582,220

Carlyle US CLO 2022-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.33%, maturity April 20, 2037)	04/26/2024	27,370,000	22,100,417	17,790,500

Carlyle US CLO 2024-6, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.97%, maturity October 25, 2037)	10/10/2024	48,222,222	39,737,268	30,380,000

Carlyle US CLO 2025-E, Ltd.
Subordinated warehouse notes(4)(7), (Estimated yield 19.05%, maturity May 20, 2027)	05/21/2025	5,000,000	5,000,000	5,000,000

Carlyle US CLO 2025-3, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.00%, maturity July 25, 2038)	05/21/2025	54,824,000	48,222,930	41,172,824

CBAM 2019-10, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2032)	01/30/2024	15,000,000	750,219	777,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.65%, maturity October 20, 2038)	03/24/2022	37,085,300	17,227,787	10,754,737

CBAMR 2021-15, LLC
CLO subordinated notes(5)(7)(11), (Estimated yield 20.86%, maturity January 20, 2038)	05/07/2025	28,883,687	12,699,391	11,264,638

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.77%, maturity January 23, 2038)	02/10/2022	47,440,000	22,016,961	15,180,800

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.09%, maturity January 17, 2038)	01/28/2022	59,507,500	26,655,506	21,422,700

Cedar Funding X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.14%, maturity October 20, 2037)	12/16/2024	18,000,000	11,940,381	8,280,000

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.73%, maturity January 25, 2038)	03/23/2022	32,008,575	23,681,640	17,604,716

Cedar Funding XIV CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.75%, maturity October 15, 2037)	12/10/2024	21,540,000	11,936,099	7,754,400

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.58%, maturity April 20, 2035)	02/16/2022	34,235,000	23,417,894	16,090,450

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 18.65%, maturity March 31, 2038)	03/06/2018	$ 24,208,500	$ 13,874,599	$ 12,830,505

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 15.33%, maturity January 23, 2035)	10/18/2021	28,185,000	22,257,440	16,629,150

CIFC Funding 2025-VIII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.46%, maturity January 24, 2039)	11/06/2025	41,207,000	38,022,998	37,086,300

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity November 07, 2030)	01/14/2022	40,000,000	9,083,733	240,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2030)	06/10/2021	22,000,000	2,445,157	935,000

Croton Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.07%, maturity October 15, 2037)	08/28/2024	39,573,000	34,362,720	24,930,990

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030)	09/23/2021	13,100,000	2,050,128	230,560

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.81%, maturity April 14, 2034)	08/17/2022	30,000,000	9,580,618	5,901,217

Dryden 76 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.23%, maturity October 15, 2037)	09/11/2024	21,989,000	8,800,270	5,322,068

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.58%, maturity April 17, 2037)	07/25/2023	19,913,726	11,510,500	7,168,941

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.05%, maturity July 17, 2034)	03/23/2022	35,350,000	21,220,437	9,191,000

Dryden 87 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.66%, maturity August 20, 2038)	08/01/2024	39,886,400	19,731,019	13,561,376

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.26%, maturity October 15, 2037)	10/18/2022	32,302,500	23,602,058	15,606,925

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.59%, maturity July 18, 2037)	06/15/2023	28,600,000	21,800,390	13,728,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.87%, maturity October 15, 2037)	02/21/2020	62,021,052	28,214,948	14,264,842

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.47%, maturity April 20, 2037)	02/11/2021	44,245,037	20,981,738	11,503,710

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.86%, maturity January 20, 2038)	09/21/2021	52,930,905	28,265,660	16,408,581

Elm CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.05%, maturity April 17, 2034)	06/13/2024	37,275,000	6,043,385	4,100,250

Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.25%, maturity October 20, 2038)	07/24/2023	32,359,864	21,169,101	13,267,544

Elmwood CLO 16 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 4.19%, maturity April 20, 2037)	03/18/2024	39,850,000	25,398,100	13,947,500

Elmwood CLO 27 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.64%, maturity April 18, 2037)	03/26/2024	44,412,500	35,061,271	23,094,500

Elmwood CLO 38 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.07%, maturity April 22, 2038)	01/17/2025	49,662,000	38,922,069	30,790,440

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.44%, maturity October 20, 2037)	01/25/2022	10,400,000	8,175,052	5,200,000

Elmwood CLO VI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.29%, maturity July 18, 2037)	07/11/2024	24,327,000	16,398,711	9,487,530

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.14%, maturity October 15, 2037)	07/24/2023	32,250,000	18,566,043	12,900,000

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11), (Estimated yield 18.14%, maturity April 14, 2038)	05/30/2024	29,915,743	15,353,123	9,872,195

Generate CLO 11 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.20%, maturity October 20, 2037)	02/03/2025	15,211,000	12,927,208	6,540,730

Gulf Stream Meridian 5 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.30%, maturity October 15, 2039)	09/11/2024	14,423,684	7,338,765	5,863,686

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2029)	06/19/2020	$ 25,500,000	$ 4,757,446	$ 2,550

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	08/03/2021	23,125,000	970,532	395,438

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 15.12%, maturity April 20, 2034)	10/21/2021	28,161,448	11,445,073	5,632,290

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7), (Estimated yield 12.36%, maturity January 23, 2035)	11/12/2021	32,364,000	21,845,510	14,563,800

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.11%, maturity October 20, 2034)	03/01/2023	28,687,500	5,074,665	2,868,750

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 22, 2031)	05/24/2022	17,950,000	1,303,518	538,500

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 19.44%, maturity January 21, 2039)	12/07/2021	46,879,250	34,420,203	22,502,040

Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.36%, maturity April 15, 2038)	03/07/2025	55,824,333	43,527,904	36,285,816

LCM 35 Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2034)	10/28/2021	28,000,000	14,508,141	2,837,984

LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.69%, maturity January 15, 2038)	04/20/2023	17,000,000	10,262,360	8,534,921

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 23, 2029)	01/21/2022	19,000,000	-	70,300

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 19, 2030)	09/17/2019	21,500,000	126,460	199,950

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 15, 2032)	01/26/2022	7,000,000	2,243,007	708,400

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.89%, maturity October 20, 2029)	03/28/2019	3,568,750	1,305,731	713,750

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2027)	10/08/2015	39,075,000	-	132,855

Magnetite XLV, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.56%, maturity April 15, 2038)	03/12/2025	50,550,000	44,207,015	39,676,695

Magnetite XLVII, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 12.46%, maturity January 25, 2038)	10/17/2024	50,484,000	46,858,171	34,329,120

Magnetite 50, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 15.40%, maturity July 25, 2038)	06/23/2025	48,817,000	47,675,207	41,391,934

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.96%, maturity November 16, 2034)	04/17/2024	15,250,000	7,601,519	4,727,500

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.51%, maturity July 20, 2037)	05/09/2023	17,000,000	8,148,456	6,460,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.60%, maturity March 15, 2038)	01/25/2022	48,185,419	28,175,095	20,719,730

Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.30%, maturity April 20, 2035)	01/24/2023	27,190,000	16,209,751	9,516,500

Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.34%, maturity October 20, 2037)	11/08/2023	12,439,280	6,845,169	5,100,105

Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.82%, maturity October 20, 2038)	09/20/2023	28,709,880	5,523,610	4,498,532

Midocean Credit CLO II
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 29, 2030)	06/17/2021	13,600,000	3,256,849	1,360

Midocean Credit CLO III
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	5,610,318	1,665

Midocean Credit CLO VI
CLO income notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2033)	11/08/2016	29,700,000	13,265,688	801,900

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2038)	05/12/2022	27,960,000	19,275,141	20,410,800

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
MP CLO VIII, Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 28, 2034)	11/10/2021	$ 11,000,000	$ 3,308,093	$ 1,210,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	8,200,260	-

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 28, 2030)	01/26/2022	7,800,000	-	31,980

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.80%, maturity July 22, 2038)	06/13/2024	73,756,250	16,854,851	12,538,563

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.62%, maturity October 20, 2038)	09/02/2021	44,553,800	30,315,524	20,494,748

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2030)	08/25/2022	11,750,000	-	69,325

Oaktree CLO 2019-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2030)	06/12/2024	5,000,000	-	47,500

Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.06%, maturity October 15, 2037)	01/30/2025	44,000,000	19,299,957	13,640,000

Oaktree CLO 2019-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.29%, maturity January 20, 2038)	02/21/2024	42,243,480	27,496,896	20,910,523

Oaktree CLO 2019-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.22%, maturity July 20, 2037)	05/29/2025	10,000,000	6,243,974	5,200,000

Oaktree CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.21%, maturity July 15, 2038)	05/01/2024	32,722,223	22,062,556	17,342,778

Oaktree CLO 2022-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.77%, maturity October 15, 2037)	05/21/2025	37,000,000	28,140,288	23,310,000

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 14.55%, maturity July 26, 2038)	05/31/2024	50,925,000	22,390,255	17,314,500

OCP CLO 2020-18, Ltd.
CLO preference shares(5)(7), (Estimated yield 13.30%, maturity July 20, 2037)	08/16/2022	46,010,000	17,816,457	12,422,700

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 22, 2030)	06/07/2018	32,055,000	4,822,368	3,206

Octagon Investment Partners 31, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2030)	01/09/2025	29,325,000	-	152,490

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2031)	08/24/2021	10,250,000	1,565,655	8,433

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.55%, maturity October 20, 2037)	09/13/2022	27,930,029	7,663,888	4,189,504

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.56%, maturity January 20, 2035)	02/14/2019	17,740,000	6,863,868	2,661,000

Octagon Investment Partners 41, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.13%, maturity October 15, 2033)	01/25/2024	17,000,000	6,614,512	3,537,491

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.07%, maturity July 15, 2037)	08/16/2023	31,965,078	12,826,811	8,074,742

Octagon Investment Partners 47, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.39%, maturity January 22, 2038)	10/19/2023	52,689,000	25,663,577	18,177,705

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.42%, maturity January 15, 2039)	07/25/2022	14,225,000	8,650,483	6,278,915

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.49%, maturity July 23, 2037)	06/05/2024	33,926,829	23,267,689	15,606,341

Octagon 57, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 8.07%, maturity October 15, 2034)	10/13/2021	31,725,000	19,793,299	8,312,564

Octagon 60, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.51%, maturity October 20, 2037)	09/08/2022	35,750,000	29,605,847	22,522,500

Octagon 64, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.72%, maturity July 21, 2037)	06/10/2025	110,000,000	28,058,105	20,900,000

Octagon 75, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.67%, maturity January 22, 2038)	01/31/2025	53,044,000	46,698,668	35,274,260

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
OCP CLO 2024-34, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.85%, maturity October 15, 2037)	07/02/2024	$ 30,800,000	$ 28,248,903	$ 20,328,000

OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.99%, maturity October 15, 2037)	09/27/2024	27,035,000	24,040,237	18,113,450

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	2,621,521	583,950

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.24%, maturity April 20, 2034)	08/01/2023	24,700,000	14,531,388	5,928,000

Onex CLO Subsidiary 2023-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.79%, maturity April 23, 2037)	03/12/2024	28,600,000	24,281,537	17,160,000

Onex CLO Subsidiary 2025-F, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 14.51%, maturity May 21, 2038)	04/09/2025	48,950,000	43,156,231	34,754,500

OZLM VII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	1,483,578	83,188

OZLM IX, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2031)	06/24/2022	13,000,000	995,891	-

OZLM XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.83%, maturity October 15, 2037)	05/10/2024	31,755,000	14,826,403	10,161,600

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.43%, maturity January 15, 2038)	12/07/2015	35,176,667	14,465,432	8,442,400

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.17%, maturity January 15, 2035)	04/29/2022	42,795,000	18,061,451	10,839,652

Peace Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.41%, maturity October 20, 2038)	03/15/2024	18,750,000	12,875,789	10,125,000

Polus US CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.67%, maturity October 20, 2037)	06/12/2025	10,000,000	6,019,339	4,900,000

Post CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.28%, maturity October 16, 2037)	06/05/2025	29,282,500	11,724,799	8,491,925

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 14.91%, maturity October 20, 2038)	10/21/2021	33,675,700	12,528,857	9,092,439

Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.58%, maturity July 17, 2037)	05/09/2025	31,600,000	6,943,360	5,688,000

Regatta XIV Funding Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity October 25, 2031)	02/20/2025	50,300,000	361,896	1,830,920

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.75%, maturity April 15, 2038)	02/18/2021	29,740,356	19,465,364	15,762,389

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.60%, maturity July 20, 2035)	05/06/2022	38,823,000	28,183,240	25,501,380

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 14.56%, maturity October 15, 2038)	11/04/2021	34,536,000	22,552,837	18,994,800

Regatta XXVI Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.01%, maturity January 25, 2037)	10/31/2023	23,022,500	20,634,704	17,266,875

Regatta XXIX Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.09%, maturity September 06, 2037)	08/02/2024	38,542,640	33,879,984	26,594,422

Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 16.40%, maturity July 25, 2038)	06/11/2025	28,657,356	28,854,155	23,785,605

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.53%, maturity January 18, 2034)	03/18/2022	13,600,000	4,080,305	1,632,000

Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.28%, maturity April 20, 2034)	09/13/2023	10,000,000	5,091,413	2,600,000

Rockford Tower CLO 2021-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.76%, maturity July 20, 2034)	05/22/2025	24,500,000	11,111,019	8,820,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.34%, maturity July 20, 2035)	05/06/2022	38,068,750	26,196,709	15,608,188

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.29%, maturity July 20, 2037)	05/09/2023	21,000,000	10,786,515	10,920,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Rockford Tower CLO 2025-2, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.58%, maturity March 20, 2038)	07/17/2025	$ 30,616,000	$ 27,312,053	$ 22,897,706

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.42%, maturity July 20, 2038)	04/26/2021	40,650,498	24,363,144	17,073,209

Romark CLO – V Ltd.
CLO income notes(5)(7), (Estimated yield 4.19%, maturity January 15, 2035)	11/18/2021	30,000,000	17,223,007	8,400,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.42%, maturity July 22, 2038)	09/20/2023	24,180,000	11,411,964	7,979,400

Sculptor CLO XXXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.70%, maturity April 30, 2037)	03/06/2024	12,000,000	8,236,079	6,240,000

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.38%, maturity July 20, 2037)	07/01/2024	5,786,000	4,170,415	2,893,000

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.13%, maturity January 20, 2038)	11/15/2024	6,579,000	4,891,257	3,618,450

Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.10%, maturity April 27, 2038)	03/24/2025	8,170,000	5,904,800	4,738,600

Sculptor CLO XXXVII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.80%, maturity January 15, 2039)	10/23/2025	34,400,000	27,836,786	26,918,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 13, 2031)	08/14/2018	24,500,000	2,354,156	122,500

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.17%, maturity October 26, 2034)	08/09/2023	41,187,685	9,007,345	5,354,399

Signal Peak CLO 5, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.81%, maturity April 25, 2037)	05/20/2024	33,067,500	9,180,771	4,960,125

Signal Peak CLO 7, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.22%, maturity October 20, 2037)	05/21/2025	22,817,000	9,734,478	6,845,100

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.83%, maturity January 21, 2038)	07/19/2021	35,217,808	23,892,862	15,495,836

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.79%, maturity January 24, 2038)	02/16/2023	12,586,650	8,550,710	6,041,592

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2031)	05/04/2021	44,500,000	2,859,667	4,450

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 26, 2031)	07/07/2021	13,000,000	4,520,042	1,300

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.10%, maturity July 15, 2034)	05/09/2024	19,202,500	5,333,647	2,102,856

Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.83%, maturity April 25, 2034)	08/09/2023	21,428,000	9,529,502	4,499,880

Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.89%, maturity July 25, 2034)	08/03/2023	21,151,500	9,645,018	4,018,785

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 8.10%, maturity April 25, 2035)	06/01/2023	15,733,176	7,419,872	3,461,299

Sound Point CLO 38, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.41%, maturity February 20, 2037)	07/29/2025	5,750,000	3,964,788	3,680,000

Sound Point CLO 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.40%, maturity October 20, 2037)	08/06/2024	28,635,000	25,150,682	18,899,100

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 15, 2028)	06/21/2023	7,750,000	-	44,175

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.62%, maturity October 24, 2038)	01/25/2024	5,625,000	3,347,558	2,418,750

TCW CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.22%, maturity January 20, 2038)	01/25/2024	28,486,000	14,887,187	13,103,560

TCW CLO 2025-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.00%, maturity April 20, 2038)	02/18/2025	26,075,000	21,845,116	17,731,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	1,433

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	$ 21,400,000	$ 9,166,640	$ 2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 18, 2036)	02/02/2017	14,200,000	6,802,071	2,272,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2031)	03/02/2022	25,400,000	7,317,537	1,526,540

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,683,974	630

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/09/2022	18,500,000	4,405,303	1,850

Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029)	09/25/2020	13,750,000	1,606,193	-

Venture 37 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2032)	05/28/2019	8,500,000	2,430,339	127,500

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.21%, maturity January 20, 2034)	04/06/2022	14,000,000	7,169,840	2,940,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2034)	03/15/2021	7,000,000	3,661,498	1,190,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2034)	08/16/2021	24,750,000	12,946,776	2,970,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 16.98%, maturity April 20, 2036)	03/14/2023	13,000,000	10,371,863	7,150,000

Venture 48 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 3.24%, maturity October 20, 2036)	08/24/2023	26,848,000	21,236,920	10,202,240

Verona Park CLO, Ltd.
Subordinated warehouse notes(4)(7)(11), (Estimated yield 18.07%, maturity July 07, 2027)	08/04/2025	6,620,556	6,620,556	6,620,556

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2031)	02/05/2019	31,810,000	5,846,206	954,300

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.57%, maturity October 20, 2034)	08/17/2022	31,400,000	19,007,837	14,130,000

Voya CLO 2018-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.38%, maturity October 15, 2037)	01/03/2024	38,851,800	11,799,388	8,880,107

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.66%, maturity July 16, 2034)	03/08/2022	15,500,000	9,099,149	6,386,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.79%, maturity January 20, 2038)	05/03/2022	15,220,000	10,798,683	8,523,200

Voya CLO 2024-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.17%, maturity July 20, 2037)	07/12/2024	42,720,000	40,566,380	29,904,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,280,208	1,100

Wind River 2018-2 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030)	10/17/2024	32,250,000	-	712,725

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.53%, maturity July 20, 2034)	05/14/2021	30,700,000	17,128,654	7,214,500

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 20, 2035)	08/15/2023	9,096,750	3,964,320	409,354

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.43%, maturity July 25, 2038)	03/13/2023	42,300,000	33,073,329	18,189,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.80%, maturity July 22, 2037)	05/20/2021	32,625,000	14,124,196	6,851,250

York CLO-6 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.06%, maturity October 22, 2037)	10/16/2024	20,700,000	16,016,309	8,901,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2030)	06/29/2021	$ 9,200,000	$ 1,764,640	$ 920

Zais CLO 9, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	4,245,763	-

Total Equity Investments			$ 3,237,551,379	$ 2,222,773,294	147.20%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
AMMC CLO 25, Limited
CLO subordinated fee notes (8)(18), (maturity October 15, 2038)	04/27/2022		719,759	1,074,386

Apidos CLO XVIII-R
CLO subordinated fee notes (8)(18), (maturity January 22, 2038)	11/22/2024		254,271	271,172

Ares LXI CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 20, 2037)	08/25/2021		248,292	323,505

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2030)	12/22/2021		-	-

Carlyle US CLO 2024-6, Ltd.
CLO subordinated fee notes (8)(11)(18), (maturity October 25, 2037)	10/10/2024		653,486	664,655

Columbia Cent CLO 28 Limited
CLO subordinated fee notes (8)(10)(18), (maturity November 07, 2030)	01/14/2022		-	-

Croton Park CLO, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 15, 2037)	08/28/2024		2,181,617	2,038,136

Franklin Park Place CLO I
CLO subordinated fee notes (8)(11)(18), (maturity April 14, 2038)	05/30/2024		905,814	1,779,318

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated fee notes(8)(18), (maturity July 18, 2029)	04/06/2022		-	-

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 23, 2035)	11/12/2021		524,649	339,460

LCM 40 Ltd.
CLO subordinated fee notes (8)(18), (maturity January 15, 2038)	04/20/2023		227,766	335,814

Octagon 57, Ltd.
CLO subordinated fee notes (8)(11)(18), (maturity October 15, 2034)	10/13/2021		376,984	150,535

Octagon 60, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2037)	09/08/2022		809,424	898,867

Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2034)	05/28/2021		85,313	28,644
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2034)	05/28/2021		153,783	64,261

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2038)	04/26/2021		276,085	365,471
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2038)	04/26/2021		498,093	656,479

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2034)	09/22/2021		279,665	400,518

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated fee notes (8)(18), (maturity July 20, 2035)	05/06/2022		325,253	247,868

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated fee notes (8)(11)(18), (maturity July 20, 2037)	07/22/2024		395,924	405,432

Sound Point CLO XXIII, Ltd.
CLO subordinated Y fee notes(8)(11)(18), (maturity July 15, 2034)	05/09/2024		88,293	28,913

Sound Point CLO XXIX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2034)	08/09/2023		116,793	64,907

Sound Point CLO XXX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity July 25, 2034)	08/03/2023		136,207	96,108

Sound Point CLO XXXIII, Ltd
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2035)	06/01/2023		148,192	133,606

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 18, 2036)	02/02/2017		52,902	118,790

Tralee CLO IV, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 20, 2030)	03/16/2018		-	-

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2025
(Unaudited)
	COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments (continued)
Structured Finance - Equity Fee Note Investments (continued)
	Venture XXV CLO, Limited
	CLO subordinated fee notes (8)(10)(18), (maturity April 20, 2029)	09/25/2020		$ -	$ -

	Venture 42 CLO, Limited
	CLO subordinated Y fee notes(8)(18), (maturity April 15, 2034)	03/15/2021		173,273	56,307

	Wind River 2021-2 CLO Ltd.
	CLO subordinated fee notes (8)(18), (maturity July 20, 2034)	05/14/2021		320,917	335,523

	Wind River 2023-1 CLO Ltd.
	CLO subordinated fee notes (8)(18), (maturity July 25, 2038)	03/13/2023		1,765,282	4,331,369

	CLO other (8)(18)	Various(16)		10,718,438	11,227,664

	Total Other CLO Equity Related Investments			$ 22,436,475	$ 26,437,708	1.75%

Total Structured Finance - Equity Investments				$ 3,259,987,854	$ 2,249,211,002	148.95%
	Total Collateralized Loan Obligation - Equity Investments			$ 3,259,987,854	$ 2,249,211,002	148.95%

	Total Investments			$ 3,287,284,888	$ 2,260,968,700	149.73%

	Cash Equivalents

	First American Government Obligations Fund, Class Z Shares, 3.64%(12)		25,178,027	$ 25,178,027	$ 25,178,027

	Total Cash Equivalents			$ 25,178,027	$ 25,178,027	1.67%

	Total Investments and Cash Equivalents			$ 3,312,462,915	$ 2,286,146,727	151.40%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

       In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)
As of December 31, 2025, the investment includes interest income capitalized as additional investment principal ("PIK" Interest). The PIK interest rate for CLO debt positions represents the interest rate at payment date when PIK interest is received. Please refer to "Note 3. Summary of Significant Accounting Policies - Payment-In-Kind" in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2025.

(7)  The CLO subordinated notes, preferred shares, preference shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(9)
Investment has not made inaugural distribution for relevant period end. Please refer to “Note 3. Summary of Significant Accounting Policies — Investment Income” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR

	for the six months ended September 30, 2025.
(10)
The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 3. Summary of Significant Accounting Policies — Securities Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2025.

(11)
Investment is co-invested with the Fund’s affiliates. See “Note 5. Related Party Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2025.

(12)	Represents cash equivalents held in a money market fund as of December 31, 2025.
(13)
The fair value of the investment was determined using significant unobservable inputs. See “Note 4. Fair Value” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2025.

(14)	The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to
	restrictions as “restricted securities” (within the meaning of the Securities Act).
(15)	Acquisition date represents the initial date of purchase.
(16)	Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2025.
(17)	The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18)	Cost value reflects amortized cost.
(19)
As of December 31, 2025, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.

(20)	As of December 31, 2025, this investment is on non-accrual status.